Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Company's Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 were as follows:

	December 31,	December 31,
	2019	2018
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$113,419	$111,196
Inventory related	2,538	2,603
Intangibles assets	16,628	23,434
Provision for employee related obligations	984	1,169
Stock-based compensation expense	6,936	5,565
Deferred revenue	1,592	2,547
Property, plant and equipment	1,063	1,171
Allowance for doubtful accounts	217	609
Foreign currency losses	12	364
Research and development credit carry forwards	16,239	13,520
Other items	3,148	2,033
Gross deferred tax assets	162,776	164,211
Valuation allowance	(151,771)	(152,659)
Total deferred tax assets	$11,005	$11,552

Deferred tax liabilities
Intangibles assets	$(7,245)	$(9,140)
Property, plant and equipment	(1,683)	(2,736)
Total deferred tax liabilities	$(8,928)	$(11,876)
Net deferred tax liabilities	$2,077	$(324)

Schedule of Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

The Company’s deferred tax assets and liabilities are classified in the consolidated balance sheets as follows:

	December 31,	December 31,
	2019	2018
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$2,118	$1,338
Deferred tax liabilities	41	1,662
Net deferred tax asset (liabilities)	$2,077	$(324)

Schedule of loss before Income Taxes

Loss before income taxes for the years ended December 31, 2019, 2018 and 2017 was as follows:

	2019	2018	2017
	(U.S. $ in thousands)
Domestic	$(11,895)	$(17,848)	$(98)
Foreign	4,751	9,634	(29,378)
	$(7,144)	$(8,214)	$(29,476)

Schedule of Components of Income Taxes

The components of income taxes for the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
	(U.S. $ in thousands)
Current
Domestic	$3,392	$(722)	$10,574
Foreign	2,524	9,414	1,248
	5,916	8,692	11,822

Deferred
Domestic	(2,007)	(3,169)	(4,497)
Foreign	(386)	(787)	1,948
	(2,393)	(3,956)	(2,549)
Total income taxes	$3,523	$4,736	$9,273

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory income tax rate and the effective tax rate for the years ended December 31, 2019, 2018 and 2017 is set forth below:

	2019	2018	2017
Statutory tax rate	23.0%	23.0%	24.0%
Approved and Privileged enterprise benefits	18.0	16.0	15.7
US Tax Act enactment	—	—	(222.5)
Stock compensation expense	(21.0)	(24.0)	(5.3)
Tax contingencies	(57.1)	(38.4)	(30.8)
Non-deductible acquisition expenses	(1.4)	(2.3)	(0.6)
Earning taxed under foreign law	(14.9)	(21.6)	43.3
Valuation Allowance	—	6.4	144.4
Changes to the prior year’s tax assessment	(2.7)	(15.3)	(1.2)
Deferred Tax due to different tax rate	11.2	—	—
Non recurring Capital gain	11.5	—	—
Withholding tax	(1.7)	—	—
Other	(2.6)	(1.4)	1.5
Effective income tax rate	(48.9)%	(57.6)%	(31.5)%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2019	2018	2017
	(U.S. $ in thousands)
Balance at beginning of year	22,044	27,317	$18,000
Additions for tax positions related to the current year	2,336	12,321	8,777
Foreign currency impact	1,353	(2,000)	1,242
Adjustments for tax positions related tax settlements	—	(15,576)	(687)
Reduction of reserve for statute expirations	(216)	(18)	(15)
Balance at end of year	$25,517	$22,044	$27,317